Document and Entity Information	6 Months Ended
Jun. 30, 2012
Entity Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun 30, 2012
Trading Symbol	ALT
Entity Registrant Name	ISHARES DIVERSIFIED ALTERNATIVES TRUST
Entity Central Index Key	0001443075
Entity Filer Category	Accelerated Filer

Statements of Financial Condition (USD $)	Jun. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Assets
Cash and cash equivalents	$ 2,935,642		$ 3,686,978		$ 3,309,973
Cash and cash equivalents held at brokers (restricted)	1,395,340		1,401,234		2,695,461
Foreign currencies held at brokers (restricted)	5,198,271	[1]	7,504,546	[1],[2]	6,926,407	[2]
Short-term investments	50,490,178		74,597,056		100,261,940
Receivable for investment securities sold	3,395,116
Interest receivable	1,020		2,333		1,834
Unrealized appreciation on forward currency contracts (Note 9)	2,911,141		3,723,647		3,620,413
Net unrealized depreciation on futures contracts (Note 9)	(691,436)		(152,172)		(2,043,296)
Total Assets	65,635,272		90,763,622		114,772,732
Liabilities and Shareholders' Capital
Payable for capital Shares redeemed	4,861,332
Sponsor's fees payable	49,558		74,427		89,735
Due to brokers	300,000		100,000
Unrealized depreciation on forward currency contracts (Note 9)	2,083,547		2,695,336		3,744,316
Total Liabilities	7,294,437		2,869,763		3,834,051
Commitments and Contingent Liabilities (Note 7)
Shareholders' Capital
Redeemable capital Shares, value	58,324,035		87,879,459		110,931,481
Additional paid-in capital	16,800		14,400		7,200
Total Shareholders' Capital	58,340,835		87,893,859		110,938,681
Total Liabilities and Shareholders' Capital	$ 65,635,272		$ 90,763,622		$ 114,772,732

[1]	Cost of foreign currencies at June 30, 2012 and December 31, 2011: $5,142,903 and $7,615,973, respectively.
[2]	Cost of foreign currencies at December 31, 2011 and 2010: $7,615,973 and $6,830,250, respectively.

Statements of Financial Condition (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Cost of foreign currencies	$ 5,142,903	$ 7,615,973	$ 6,830,250
Redeemable capital Shares, par value
Redeemable capital Shares, issued	1,200,000	1,800,000	2,200,000
Redeemable capital Shares, outstanding	1,200,000	1,800,000	2,200,000

Statements of Operations (USD $)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2009	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Investment Income
Interest	$ 19,360	$ 41,035	$ 2,444	$ 31,902	$ 86,215	$ 125,182	$ 111,049
Total investment income	19,360	41,035	2,444	31,902	86,215	125,182	111,049
Expenses
Sponsor's fees	150,230	297,360	26,019	331,440	570,172	1,146,228	634,698
Brokerage commissions and fees	15,801	17,410	1,933	34,618	35,457	87,185	41,174
Total expenses	166,031	314,770	27,952	366,058	605,629	1,233,413	675,872
Net investment loss	(146,671)	(273,735)	(25,508)	(334,156)	(519,414)	(1,108,231)	(564,823)
Net realized gain (loss) on:
Short-term investments	(25)	2,762		(280)	2,762	13,430	199
Forward currency contracts	(343,346)	1,301,901	435	629,770	1,301,013	(3,234,749)	699,926
Futures contracts	(470,249)	3,418,213	(67,036)	16,378	(433,358)	(2,748,162)	3,045,389
Net change in unrealized appreciation/depreciation on:
Foreign currency translations	25,062	37,294	(6,245)	161,947	(9,955)	(207,584)	102,402
Forward currency contracts	1,104,660	(2,134,784)	51,933	(200,717)	(770,858)	1,152,214	(175,836)
Futures contracts	(379,793)	(483,228)	(125,582)	(539,264)	3,388,908	1,891,124	(1,917,712)
Net realized and unrealized gain (loss)	(63,691)	2,142,158	(146,495)	67,834	3,478,512	(3,133,727)	1,754,368
Net gain (loss)	$ (210,362)	$ 1,868,423	$ (172,003)	$ (266,322)	$ 2,959,098	$ (4,241,958)	$ 1,189,545
Net gain (loss) per Share	$ (0.16)	$ 0.77	$ (0.74)	$ (0.19)	$ 1.25	$ (1.78)	$ 0.88
Weighted-average Shares outstanding	1,296,703	2,434,066	232,184	1,423,626	2,361,326	2,388,493	1,346,575

Statements of Changes in Shareholders' Capital (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2009	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Shareholders' Capital, Beginning of Period		$ 87,893,859	$ 110,938,681	$ 14,855,197
Contributions	15,027,200	2,400	40,581,012	94,893,939
Redemptions		(29,289,102)	(59,383,876)
Net investment loss	(25,508)	(334,156)	(1,108,231)	(564,823)
Net realized gain (loss) on:
Short-term investments		(280)	13,430	199
Forward currency contracts	435	629,770	(3,234,749)	699,926
Futures contracts	(67,036)	16,378	(2,748,162)	3,045,389
Net change in unrealized appreciation/depreciation on:
Foreign currency translations	(6,245)	161,947	(207,584)	102,402
Forward currency contracts	51,933	(200,717)	1,152,214	(175,836)
Futures contracts	(125,582)	(539,264)	1,891,124	(1,917,712)
Shareholders' Capital, End of Period	$ 14,855,197	$ 58,340,835	$ 87,893,859	$ 110,938,681
Net Asset Value per Share, End of Period	$ 49.52	$ 48.62	$ 48.83	$ 50.43

Statements of Cash Flows (USD $)	3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2009	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities
Net gain (loss)	$ (172,003)	$ (266,322)	$ 2,959,098	$ (4,241,958)	$ 1,189,545
Adjustments to reconcile net gain (loss) to net cash provided by (used in) operating activities:
Purchases of short-term investments	(22,496,236)	(58,767,969)	(133,736,878)	(350,098,480)	(188,417,529)
Sales/maturities of short-term investments	9,000,000	82,898,820	119,799,622	375,878,478	101,756,444
Accretion of discount	(1,438)	(24,253)	(76,061)	(101,684)	(102,982)
Net realized gain (loss) on short-term investments		280	(2,762)	(13,430)	(199)
Change in operating assets and liabilities:
Cash and cash equivalents held at brokers (restricted)	(717,390)	5,894	(3,336,044)	1,294,227	(1,978,071)
Foreign currencies held at brokers, at cost (restricted)	(564,172)	2,473,070	2,082,980	(785,723)	(6,266,078)
Receivable for investment securities sold		(3,399,964)
Interest receivable	(1,005)	1,313	(809)	(499)	(829)
Net unrealized appreciation (depreciation) on futures contracts	123,565	563,180	(3,356,780)	(1,907,734)	1,906,344
Sponsor's fees payable	11,652	(24,869)	11,086	(15,308)	78,083
Due to brokers		200,000		100,000
Net cash provided by (used in) operating activities	(14,817,027)	23,659,180	(15,656,548)	20,107,889	(91,835,272)
Cash Flows from Financing Activities
Contributions	15,027,200	2,400	25,716,762	40,581,012	94,893,939
Redemptions		(24,427,770)	(10,282,126)	(59,383,876)
Net cash provided by (used in) financing activities	15,027,200	(24,425,370)	15,434,636	(18,802,864)	94,893,939
Effect of exchange rate changes on cash	(43,574)	14,854	748,685	(928,020)	84,707
Net increase (decrease) in cash and cash equivalents	166,599	(751,336)	526,773	377,005	3,143,374
Cash and Cash Equivalents
Beginning of period		3,686,978	3,309,973	3,309,973	166,599
End of period	$ 166,599	$ 2,935,642	$ 3,836,746	$ 3,686,978	$ 3,309,973

Organization	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Organization

1 - Organization

The iShares® Diversified Alternatives Trust, (the “Trust”) is a Delaware statutory trust organized under the laws of the State of Delaware on July 30, 2009 and commenced operations on October 6, 2009. iShares® Delaware Trust Sponsor LLC is the sponsor of the Trust (the “Sponsor”). The sole member and manager of the Sponsor is BlackRock Asset Management International Inc., a Delaware corporation. BlackRock Institutional Trust Company, N.A. is the “Trustee” of the Trust. The Trust holds long and/or short positions in foreign currency forward contracts and exchange-traded futures contracts involving assets such as currencies, interest rates and certain eligible stock and/or bond indices. Investments for the Trust’s portfolio are selected by BlackRock Fund Advisors (the “Advisor”), following investment strategies that utilize quantitative methodologies to identify potentially profitable discrepancies in the relative values or market prices of one or more assets.

The Trust is a commodity pool, as defined in the Commodity Exchange Act (the “CEA”) and the applicable regulations of the Commodity Futures Trading Commission (the “CFTC”), and is operated by the Sponsor, a commodity pool operator registered with the CFTC. The Sponsor is an indirect subsidiary of BlackRock, Inc. The Advisor, an indirect subsidiary of BlackRock, Inc., serves as the commodity trading advisor of the Trust and is registered under the CEA.

The Trust is not an investment company registered under the Investment Company Act of 1940, as amended.

The accompanying unaudited financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and with the instructions for Form 10-Q and the rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”). In the opinion of management, all material adjustments, consisting only of normal recurring adjustments, considered necessary for a fair statement of the interim period financial statements have been made. Interim period results are not necessarily indicative of results for a full-year period. These financial statements and the notes thereto should be read in conjunction with the Trust’s financial statements included in its Annual Report on Form 10-K for the year ended December 31, 2011 as filed with the SEC on March 14, 2012.

1 - Organization

The iShares® Diversified Alternatives Trust (the “Trust”) is a Delaware statutory trust organized under the laws of the State of Delaware on July 30, 2009 and commenced operations on October 6, 2009. iShares® Delaware Trust Sponsor LLC is the sponsor of the Trust (the “Sponsor”). The sole member and manager of the Sponsor is BlackRock Asset Management International Inc., a Delaware corporation. BlackRock Institutional Trust Company, N.A. is the “Trustee” of the Trust. The Trust holds long and/or short positions in foreign currency forward contracts and exchange-traded futures contracts involving assets such as currencies, interest rates and certain eligible stock and/or bond indices. Investments for the Trust’s portfolio are selected by BlackRock Fund Advisors (the “Advisor”), following investment strategies that utilize quantitative methodologies to identify potentially profitable discrepancies in the relative values or market prices of one or more assets.

The Trust is a commodity pool, as defined in the Commodity Exchange Act (the “CEA”) and the applicable regulations of the Commodity Futures Trading Commission (the “CFTC”), and is operated by the Sponsor, a commodity pool operator registered with the CFTC. The Sponsor is an indirect subsidiary of BlackRock, Inc. The Advisor, an indirect subsidiary of BlackRock, Inc., serves as the commodity trading advisor of the Trust and is registered under the CEA.

The Trust is not an investment company registered under the Investment Company Act of 1940, as amended.

Summary Of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies

2 - Summary of Significant Accounting Policies

A.	Basis of Accounting

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with U.S. GAAP. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and these differences could be material.

B.	Investment in Forward and Futures Contracts

A forward contract is an agreement between two parties, one of whom undertakes to purchase from or sell to the other, on a specified future date, a specified quantity of a specified asset at a specified location in exchange for a specified purchase price. The types of assets involved may vary from foreign currencies to physical commodities and financial assets such as bonds or interest rates. Unlike futures contracts, forward contracts are usually the subject of negotiation between the parties involved. As a result, forward contracts may have a variety of maturities and involve different amounts of the specified asset.

Futures contracts are standardized forward contracts traded on an exchange. As such, futures contracts and the parties to a futures contract are subject to the regulations of the exchange where the contracts trade. Each exchange may impose certain margin requirements, setting forth the minimum amount of funds that must be deposited by a futures trader with the futures commission merchant in order to initiate futures trading or to maintain an open position in futures contracts.

Forward and futures contracts are derivative instruments and are valued at fair value. The Trust’s derivatives are not designated as hedges, and all changes in the fair value are reflected in the Statements of Operations. The current market value of all open futures contracts, whether traded on a United States exchange or a non-United States exchange, is determined by State Street Bank and Trust Company (the “Trust Administrator”). Such current market value is based upon the settlement price for that particular futures contract traded on the applicable exchange on the date with respect to which net asset value is being determined; provided that if a futures contract could not be liquidated on such day, due to the operation of daily limits (if applicable) or other rules, procedures or actions of the exchange upon which that position is traded or otherwise, the settlement price on the most recent day on which the position could have been liquidated is the primary basis for determining the market value of such position for such day.

The current market value of all open forward contracts is based upon the prices determined by the Trust Administrator utilizing data from an internationally recognized valuation service for assets of that nature. The Trustee periodically assesses the appropriateness of the methodologies used by the valuation service provider in determining the price of forward contracts.

The Trustee may in its discretion (and, under extraordinary circumstances, will) value any asset of the Trust pursuant to other principles that it deems fair and equitable. In this context, “extraordinary circumstances” includes, for example, periods during which a valuation price for a forward contract or a settlement price of a futures contract is not available due to events such as systems failure, natural or man-made disaster, act of God, armed conflict, act of terrorism, riot or labor disruption or any similar intervening circumstance or due to a trading or other restriction imposed by a relevant futures exchange.

The investment objective of the Trust is to maximize absolute returns from its investments in certain futures and/or forward contracts selected by the Advisor following strategies that utilize quantitative methodologies to identify potentially profitable discrepancies in the relative values or market prices of one or more commodities, currencies, interest rates or certain eligible stock or bond indices, and seek to control the risks and volatility inherent in these investments by taking long and short positions in historically correlated assets. In pursuing its investment objectives, the Trust is subject to equity price risk, interest rate risk and foreign currency exchange rate risk. The return on assets in the Trust, if any, is not intended to track the performance of any index or other benchmark.

For futures contracts, counterparty credit risk is minimized because futures contracts are exchange-traded and the exchange’s clearing house acts as a central counterparty to all exchange-traded futures contracts (although customers continue to have credit exposure to the clearing member who holds their account). Forward contracts are not exchange-traded, and are therefore subject to counterparty credit risk of The Royal Bank of Scotland plc, the prime broker of the Trust.

Please refer to Note 9 for additional disclosures regarding the Trust’s investments in forward and futures contracts.

C.	Cash and Cash Equivalents

The Trust defines cash and cash equivalents to be highly liquid investments with original maturities of three months or less.

As of June 30, 2012 and December 31, 2011, the Trust had cash and cash equivalents held at brokers of $1,395,340 and $1,401,234, respectively, which were restricted and held as collateral against margin obligations for open forward and/or futures contracts.

D.	Foreign Currencies

The Trust may hold foreign currencies as collateral for futures contracts traded on exchanges located outside the United States. Foreign currencies are translated into U.S. dollars at the prevailing spot exchange rate. Net realized gain or loss on foreign currencies, if any, arises from the sale of such foreign currencies and is presented on the Statements of Operations. Net change in unrealized gain or loss on foreign currency translation on the Statements of Operations arises from changes in foreign currency values resulting from changes in exchange rates during the period.

The Trust does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Trust as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

As of June 30, 2012 and December 31, 2011, the Trust had foreign currencies held at brokers of $5,198,271 and $7,504,546, respectively, which were restricted and held as collateral against margin obligations for open futures contracts.

E.	Short-Term Investments

Short-term investments on the Statements of Financial Condition consist principally of short-term fixed income securities with original maturities of one year or less. These investments are valued at fair value.

F.	Securities Transactions, Income and Expense Recognition

Securities transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Other income and expenses are recognized on the accrual basis.

G.	Income Taxes

The Trust is not an association taxable as a corporation and is treated as a partnership for federal, state and local income tax purposes.

No provision for federal, state, and local income taxes has been made in the accompanying financial statements because the Trust is not subject to income taxes. Shareholders are individually responsible for their own tax payments on their proportionate share of income, gain, loss, deduction, expense and credit.

H.	Calculation of Net Asset Value

On each business day on which NYSE Arca, Inc. (“NYSE Arca”) is open for regular trading, as soon as practicable after the close of regular trading of the Shares on NYSE Arca (normally 4:00 p.m., New York time), the Trustee determines the net asset value of the Trust. Net asset value of the Trust means the total assets of the Trust including all cash and cash equivalents or other debt securities less total liabilities of the Trust, each determined on the basis of U.S. GAAP, consistently applied under the accrual method of accounting. In particular, net asset value of the Trust includes any unrealized profit or loss on open forward contracts and futures contracts, and any other credit or debit accruing to the Trust but unpaid or not received by the Trust.

I.	Recent Accounting Standard

In December 2011, the Financial Accounting Standards Board (“FASB”) issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Trust’s financial statements and disclosures.

2 - Summary of Significant Accounting Policies

A.	Basis of Accounting

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and these differences could be material.

Certain amounts in the financial statements for the prior years have been reclassified to conform to the current financial statement presentation.

B.	Investment in Forward and Futures Contracts

A forward contract is an agreement between two parties, one of whom undertakes to purchase from or sell to the other, on a specified future date, a specified quantity of a specified asset at a specified location in exchange for a specified purchase price. The types of assets involved may vary from foreign currencies to physical commodities and financial assets such as bonds or interest rates. Unlike futures contracts, forward contracts are usually the subject of negotiation between the parties involved. As a result, forward contracts may have a variety of maturities and involve different amounts of the specified asset.

Futures contracts are standardized forward contracts traded on an exchange. As such, futures contracts and the parties to a futures contract are subject to the regulations of the exchange where the contracts trade. Each exchange may impose certain margin requirements, setting forth the minimum amount of funds that must be deposited by a futures trader with the futures commission merchant in order to initiate futures trading or to maintain an open position in futures contracts.

Forward and futures contracts are derivative instruments and are valued at fair value. The Trust’s derivatives are not designated as hedges, and all changes in the fair value are reflected in the Statements of Operations. The current market value of all open futures contracts, whether traded on a United States exchange or a non-United States exchange, is determined by State Street Bank and Trust Company (the “Trust Administrator”). Such current market value is based upon the settlement price for that particular futures contract traded on the applicable exchange on the date with respect to which net asset value is being determined; provided, that if a futures contract could not be liquidated on such day, due to the operation of daily limits (if applicable) or other rules, procedures or actions of the exchange upon which that position is traded or otherwise, the settlement price on the most recent day on which the position could have been liquidated is the primary basis for determining the market value of such position for such day.

The current market value of all open forward contracts is based upon the prices determined by the Trust Administrator utilizing data from an internationally recognized valuation service for assets of that nature. The Trustee periodically assesses the appropriateness of the methodologies used by the valuation service provider in determining the price of forward contracts.

The Trustee may in its discretion (and, under extraordinary circumstances, will) value any asset of the Trust pursuant to other principles that it deems fair and equitable. In this context, “extraordinary circumstances” includes, for example, periods during which a valuation price for a forward contract or a settlement price of a futures contract is not available due to events such as systems failure, natural or man-made disaster, act of God, armed conflict, act of terrorism, riot or labor disruption or any similar intervening circumstance or due to a trading or other restriction imposed by a relevant futures exchange.

The investment objective of the Trust is to maximize absolute returns from its investments in certain futures and/or forward contracts selected by the Advisor following strategies that utilize quantitative methodologies to identify potentially profitable discrepancies in the relative values or market prices of one or more commodities, currencies, interest rates or certain eligible stock or bond indices, and seek to control the risks and volatility inherent in these investments by taking long and short positions in historically correlated assets. In pursuing its investment objectives, the Trust is subject to equity price risk, interest rate risk and foreign currency exchange rate risk. The return on assets in the Trust, if any, is not intended to track the performance of any index or other benchmark.

For futures contracts, counterparty credit risk is minimized because futures contracts are exchange-traded and the exchange’s clearing house acts as a central counterparty to all exchange-traded futures contracts (although customers continue to have credit exposure to the clearing member who holds their account). Forward contracts are not exchange-traded, and are therefore subject to counterparty credit risk of The Royal Bank of Scotland plc, the prime broker of the Trust.

Please refer to Note 9 for additional disclosures regarding the Trust’s investments in forward and futures contracts.

C.	Cash and Cash Equivalents

The Trust defines cash and cash equivalents to be highly liquid investments with original maturities of three months or less.

As of December 31, 2011 and 2010, the Trust had cash and cash equivalents held at brokers of $1,401,234 and $2,695,461, respectively, which were restricted and held as collateral against margin obligations for open forward and/or futures contracts.

D.	Foreign Currencies

The Trust may hold foreign currencies as collateral for futures contracts traded on exchanges located outside the United States. Foreign currencies are translated into U.S. dollars at the prevailing spot exchange rate. Net realized gain or loss on foreign currencies, if any, arises from the sale of such foreign currencies and is presented on the Statements of Operations. Net change in unrealized gain or loss on foreign currency translation on the Statements of Operations arises from changes in foreign currency values resulting from changes in exchange rates during the period.

The Trust does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Trust as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

As of December 31, 2011 and 2010, the Trust had foreign currencies held at brokers of $7,504,546 and $6,926,407, respectively, which were restricted and held as collateral against margin obligations for open futures contracts.

E.	Short-Term Investments

Short-term investments on the Statements of Financial Condition consist principally of short-term fixed income securities with original maturities of one year or less. These investments are valued at fair value.

F.	Securities Transactions, Income and Expense Recognition

Securities transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Other income and expenses are recognized on the accrual basis.

G.	Income Taxes

The Trust is not an association taxable as a corporation and is treated as a partnership for federal, state and local income tax purposes.

No provision for federal, state, and local income taxes has been made in the accompanying financial statements because the Trust is not subject to income taxes. Shareholders are individually responsible for their own tax payments on their proportionate share of income, gain, loss, deduction, expense and credit.

H.	Calculation of Net Asset Value

On each business day on which NYSE Arca, Inc. (“NYSE Arca”) is open for regular trading, as soon as practicable after the close of regular trading of the Shares on NYSE Arca (normally 4:00 p.m., New York time), the Trustee determines the net asset value of the Trust. Net asset value of the Trust means the total assets of the Trust including all cash and cash equivalents or other debt securities less total liabilities of the Trust, each determined on the basis of U.S. GAAP, consistently applied under the accrual method of accounting. In particular, net asset value of the Trust includes any unrealized profit or loss on open forward contracts and futures contracts, and any other credit or debit accruing to the Trust but unpaid or not received by the Trust.

I.	Recent Accounting Standard

In May 2011, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. The adoption of the additional disclosure requirements is not expected to materially impact the Trust’s financial statements and disclosures.

In December 2011, the FASB issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Trust’s financial statements and disclosures.

Offering of the Shares	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Offering Of The Shares

3 - Offering of the Shares

The Trust offers Shares on a continuous basis. The Trust issues and redeems Shares only in one or more blocks of 100,000 Shares (“Baskets”) for consideration in cash equal to the net asset value per Basket announced by the Trust on the first business day after the purchase or redemption order is received by the Trust. These transactions take place only with certain broker-dealers with whom the Trust has entered into written arrangements regarding the issuance and redemption of Shares (such authorized broker-dealers are the “Authorized Participants”). Only institutions that enter into an agreement with the Trust to become Authorized Participants may purchase or redeem Baskets. The Trust will not redeem individual Shares or Baskets held by parties who are not Authorized Participants.

Redemptions of Shares in exchange for a consideration in cash are treated as sales for financial statement purposes.

3 - Offering of the Shares

The Trust offers Shares on a continuous basis. The Trust issues and redeems Shares only in one or more blocks of 100,000 Shares (“Baskets”) for a consideration in cash equal to the net asset value per Basket announced by the Trust on the first business day after the purchase or redemption order is received by the Trust. These transactions take place only with certain broker-dealers with whom the Trust has entered into written arrangements regarding the issuance and redemption of Shares (such authorized broker-dealers are the “Authorized Participants”). Only institutions that enter into an agreement with the Trust to become Authorized Participants may purchase or redeem Baskets. The Trust will not redeem individual Shares or Baskets held by parties who are not Authorized Participants.

Redemptions of Shares in exchange for a consideration in cash are treated as sales for financial statement purposes.

Trust Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Trust Expenses

4 - Trust Expenses

The Trust incurs all brokerage commissions and other transaction related fees and expenses in connection with the trading activities of the Trust. These expenses are recorded as brokerage commissions and fees in the Statements of Operations as incurred.

The Sponsor pays the amounts that would otherwise be considered the ordinary operating expenses, if any, of the Trust. In return, the Sponsor receives an allocation from the Trust that accrues daily at an annualized rate equal to 0.95% of the adjusted net asset value of the Trust.

The Sponsor is obligated under the trust agreement to pay the following administrative, operational and marketing expenses: (1) the fees of the Trustee, the Advisor, Wilmington Trust Company (the “Delaware Trustee”), the Trust Administrator and SEI Investments Distribution Co., (2) NYSE Arca listing fees, (3) printing and mailing costs, (4) audit fees, (5) fees for registration of the Shares with the SEC, (6) tax reporting costs and (7) legal expenses up to $100,000 annually.

4 - Trust Expenses

The Trust incurs all brokerage commissions and other transaction related fees and expenses in connection with the trading activities of the Trust. These expenses are recorded as brokerage commissions and fees in the Statements of Operations as incurred.

The Sponsor pays the amounts that would otherwise be considered the ordinary operating expenses, if any, of the Trust. In return, the Sponsor receives an allocation from the Trust that accrues daily at an annualized rate equal to 0.95% of the adjusted net asset value of the Trust.

The Sponsor is obligated under the trust agreement to pay the following administrative, operational and marketing expenses: (1) the fees of the Trustee, the Advisor, Wilmington Trust Company (the “Delaware Trustee”), the Trust Administrator and SEI Investments Distribution Co. (the “Processing Agent”), (2) NYSE Arca listing fees, (3) printing and mailing costs, (4) audit fees, (5) fees for registration of the Shares with the Securities and Exchange Commission (“SEC”), (6) tax reporting costs and (7) legal expenses up to $100,000 annually.

Related Parties	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Related Parties

5 - Related Parties

iShares® Delaware Trust Sponsor LLC, is the Sponsor of the Trust, and BlackRock Fund Advisors is the Advisor of the Trust. The Sponsor and the Advisor are considered to be related parties to the Trust.

5 - Related Parties

iShares® Delaware Trust Sponsor LLC, is the Sponsor of the Trust, and BlackRock Fund Advisors is the Advisor of the Trust. The Sponsor and the Advisor are considered to be related parties to the Trust.

Indemnification	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Indemnification

6 - Indemnification

The trust agreement provides that the Sponsor and its shareholders, directors, officers, employees, affiliates (as such term is defined under the United States Securities Act of 1933, as amended) and subsidiaries shall be indemnified from the Trust and held harmless against any loss, liability, cost, expense or judgment arising out of or in connection with the performance of their obligations under the trust agreement or any actions taken in accordance with the provisions of the trust agreement incurred without their (1) negligence, bad faith, willful misconduct or willful malfeasance or (2) reckless disregard of their obligations and duties under the trust agreement.

6 - Indemnification

The trust agreement provides that the Sponsor and its shareholders, directors, officers, employees, affiliates (as such term is defined under the United States Securities Act of 1933, as amended) and subsidiaries shall be indemnified from the Trust and held harmless against any loss, liability, cost, expense or judgment arising out of or in connection with the performance of their obligations under the trust agreement or any actions taken in accordance with the provisions of the trust agreement incurred without their (1) negligence, bad faith, willful misconduct or willful malfeasance or (2) reckless disregard of their obligations and duties under the trust agreement.

Commitments and Contingent Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments and Contingent Liabilities

7 - Commitments and Contingent Liabilities

In the normal course of business, the Trust may enter into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

7 - Commitments and Contingent Liabilities

In the normal course of business, the Trust may enter into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

Financial Highlights	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Financial Highlights

8 - Financial Highlights

The Trust is presenting the following financial highlights related to investment performance and operations for the period from January 1, 2012 through June 30, 2012. The net investment income (loss) and total expense ratios are calculated using average net assets. The net asset value presentation is calculated using daily Shares outstanding. The net investment income (loss) and expense ratios have been annualized. The total return is based on the change in the net asset value of a Share during the period.

Net asset value per Share, beginning of period	$48.83
Net investment loss	(0.23)
Net realized and unrealized gain	0.02

Net decrease in net assets from operations	(0.21)

Net asset value per Share, end of period	$48.62

Ratio to average net assets:
Net investment loss(a)	(0.96)%
Expenses(a)	1.05%

Total return(b)	(0.43)%

(a)	Percentage is annualized.
(b)	Percentage is not annualized.

8 - Financial Highlights

The Trust is presenting the following financial highlights related to investment performance and operations for the years ended December 31, 2011, 2010 and the period from October 6, 2009 (commencement of operations) through December 31, 2009. The net investment income (loss) and total expense ratios are calculated using average net assets. The net asset value presentation is calculated using daily Shares outstanding. The net investment income (loss) and expense ratios for the period from October 6, 2009 through December 31, 2009 have been annualized. The total return is based on the change in the net asset value of a Share during the period.

	Years Ended December 31,		Period from October 6, 2009 (Commencement of Operations) through December 31, 2009
	2011	2010
Net asset value per Share, beginning of period	$50.43	$49.52	$50.00

Net investment loss	(0.46)	(0.42)	(0.11)
Net realized and unrealized gain (loss)	(1.14)	1.33	(0.37)

Net increase (decrease) in net assets from operations	(1.60)	0.91	(0.48)

Net asset value per Share, end of period	$48.83	$50.43	$49.52

Ratio to average net assets:
Net investment loss	(0.92)%	(0.84)%	(0.92)%
Expenses	1.02%	1.01%	1.01%

Total return	(3.17)%	1.84%	(0.96)%

Investing in Forward and Futures Contracts	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Investing in Forward and Futures Contracts

9 - Investing in Forward and Futures Contracts

Substantially all of the Trust’s assets are invested in forward and/or futures contracts. The return on assets in the portfolio, if any, is not intended to track the performance of any index or other benchmark. There is no assurance the Trust will achieve its investment objectives.

For the six months ended June 30, 2012 and the year ended December 31, 2011, the average month-end notional amounts of open forward currency contracts were $184,773,414 and $244,031,041, respectively.

For the six months ended June 30, 2012 and the year ended December 31, 2011, the average month-end notional amounts of open futures contracts were $131,856,613 and $602,423,480, respectively.

The following table shows the fair values of the open forward currency and futures contracts, by risk exposure category, on the Statements of Financial Condition as of June 30, 2012 and December 31, 2011:

	Asset Derivatives	Fair Value	Liability Derivatives	Fair Value
June 30, 2012
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	$2,911,141	Unrealized depreciation on forward currency contracts	$2,083,547

Equity contracts	Unrealized appreciation on futures contracts	440,227	Unrealized depreciation on futures contracts	848,124

Interest rate contracts	Unrealized appreciation on futures contracts	119,276	Unrealized depreciation on futures contracts	402,815

December 31, 2011

Foreign exchange contracts	Unrealized appreciation on forward currency contracts	$3,723,647	Unrealized depreciation on forward currency contracts	$2,695,336

Equity contracts	Unrealized appreciation on futures contracts	427,647	Unrealized depreciation on futures contracts	937,238

Interest rate contracts	Unrealized appreciation on futures contracts	777,713	Unrealized depreciation on futures contracts	420,294

The following table shows the effect of the forward currency and futures contracts, by risk exposure category, on the Statements of Operations for the six months ended June 30, 2012 and 2011:

	Statements of Operations Location	Realized Gain (Loss)		Change in Unrealized Appreciation/ Depreciation
Six Months Ended June 30, 2012

Foreign exchange contracts	Net realized gain (loss) on forward currency contracts	$629,770		$—
	Net change in unrealized appreciation/depreciation on forward currency contracts	—		(200,717)

Equity contracts	Net realized gain (loss) on futures contracts	(480,783	)(a)	—
	Net change in unrealized appreciation/depreciation on futures contracts	—		101,694

Interest rate contracts	Net realized gain (loss) on futures contracts	$462,543	(a)	$—
	Net change in unrealized appreciation/depreciation on futures contracts	—		(640,958)
Six Months Ended June 30, 2011

Foreign exchange contracts	Net realized gain (loss) on forward currency contracts	1,301,013		—
	Net change in unrealized appreciation/depreciation on forward currency contracts	—		(770,858)

Equity contracts	Net realized gain (loss) on futures contracts	129,800	(a)	—
	Net change in unrealized appreciation/depreciation on futures contracts	—		952,322

Interest rate contracts	Net realized gain (loss) on futures contracts	(598,615	)(a)	—
	Net change in unrealized appreciation/depreciation on futures contracts	—		2,436,586

(a)	Amounts do not reconcile to the Statements of Operations due to brokerage commissions and fees.

9 - Investing in Forward and Futures Contracts

Substantially all of the Trust’s assets are invested in forward and/or futures contracts. The return on assets in the portfolio, if any, is not intended to track the performance of any index or other benchmark. There is no assurance the Trust will achieve its investment objectives.

For the years ended December 31, 2011 and 2010, the average month-end notional amounts of open forward currency contracts were $244,031,041 and $133,811,286, respectively. For the years ended December 31, 2011 and 2010, the average month-end notional amounts of open futures contracts were $602,423,480 and $405,818,327, respectively.

The following table shows the fair values of the open forward currency and futures contracts, by risk exposure category, on the Statements of Financial Condition as of December 31, 2011 and 2010:

	Asset Derivatives	Fair Value	Liability Derivatives	Fair Value
December 31, 2011
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	$3,723,647	Unrealized depreciation on forward currency contracts	$2,695,336

Equity contracts	Unrealized appreciation on futures contracts	427,647	Unrealized depreciation on futures contracts	937,238

Interest rate contracts	Unrealized appreciation on futures contracts	777,713	Unrealized depreciation on futures contracts	420,294

December 31, 2010
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	$3,620,413	Unrealized depreciation on forward currency contracts	$3,744,316

Equity contracts	Unrealized appreciation on futures contracts	227,254	Unrealized depreciation on futures contracts	555,551

Interest rate contracts	Unrealized appreciation on futures contracts	85,806	Unrealized depreciation on futures contracts	1,800,805

The following table shows the effect of the forward currency and futures contracts, by risk exposure category, on the Statements of Operations for the years ended December 31, 2011, 2010 and for the period from October 6, 2009 (commencement of operations) through December 31, 2009:

	Statements of Operations Location	Realized Gain (Loss)		Change in Unrealized Appreciation/ Depreciation
December 31, 2011
Foreign exchange contracts	Net realized gain (loss) on forward currency contracts	$(3,234,749)		$—
	Net change in unrealized appreciation/depreciation on forward currency contracts	—		1,152,214

Equity contracts	Net realized gain (loss) on futures contracts	(65,098	)(a)	—
	Net change in unrealized appreciation/depreciation on futures contracts	—		(181,294)

Interest rate contracts	Net realized gain (loss) on futures contracts	(2,770,249	)(a)	—
	Net change in unrealized appreciation/depreciation on futures contracts	—		2,072,418
December 31, 2010
Foreign exchange contracts	Net realized gain (loss) on forward currency contracts	$699,926		$—
	Net change in unrealized appreciation/depreciation on forward currency contracts	—		(175,836)

Equity contracts	Net realized gain (loss) on futures contracts	873,834	(a)	—
	Net change in unrealized appreciation/depreciation on futures contracts	—		(345,880	)(a)

Interest rate contracts	Net realized gain (loss) on futures contracts	2,130,286	(a)	—
	Net change in unrealized appreciation/depreciation on futures contracts	—		(1,571,737	)(a)

Period from October 6, 2009 (Commencement of Operations) through December 31, 2009
Foreign exchange contracts	Net realized gain (loss) on forward currency contracts	$435		$—
	Net change in unrealized appreciation/depreciation on forward currency contracts	—		51,933

Equity contracts	Net realized gain (loss) on futures contracts	(34,582	)(a)	—
	Net change in unrealized appreciation/depreciation on futures contracts	—		17,583	(a)

Interest rate contracts	Net realized gain (loss) on futures contracts	(34,493	)(a)	—
	Net change in unrealized appreciation/depreciation on futures contracts	—		(143,262	)(a)

(a)	Amounts do not reconcile to the Statements of Operations due to brokerage commissions and fees.

Investment Valuation	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Investment Valuation

10 - Investment Valuation

FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosure defines fair value as the price the Trust would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s policy is to value its investments at fair value.

U.S. Treasury bills are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

Forward currency contracts are valued using the London close forward rate.

Futures contracts are valued using the last reported settlement price for the particular futures contract traded on the applicable exchange.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are as follows:

Level 1	–	Unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2	–	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means; and

Level 3	–	Unobservable inputs that are unobservable for the asset or liability, including the Trust’s assumptions used in determining the fair value of investments.

The following table summarizes the valuation of the Trust’s investments by the fair value hierarchy levels as of June 30, 2012 and December 31, 2011:

	Level 1	Level 2	Level 3	Total
June 30, 2012
U.S. Treasury bills	$—	$50,490,178	$—	$50,490,178
Forward currency contracts(a)	—	827,594	—	827,594

Futures contracts(a)
Equity contracts	(407,897)	—	—	(407,897)
Interest rate contracts	(283,539)	—	—	(283,539)

Total futures contracts	(691,436)	—	—	(691,436)

December 31, 2011
U.S. Treasury bills	$—	$74,597,056	$—	$74,597,056
Forward currency contracts(a)	—	1,028,311	—	1,028,311

Futures contracts(a)
Equity contracts	(509,591)	—	—	(509,591)
Interest rate contracts	357,419	—	—	357,419

Total futures contracts	(152,172)	—	—	(152,172)

(a)	Futures contracts and forward currency contracts are valued at unrealized appreciation/depreciation.

10 - Investment Valuation

In accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, the Trust values investments using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1	–	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access as of the measurement date;

Level 2	–	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active; and

Level 3	–	Inputs that are unobservable for the asset or liability.

U.S. Treasury bills are classified as Level 2 investments, as these trade in markets that are not considered active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources that are supported by observable inputs.

Forward currency contracts are not exchange-traded and do not have quoted prices for identical assets in active markets. These contracts are valued using pricing information obtained from third-party pricing vendors who derive the value of these contracts from observable market inputs such as expiration dates of forward contracts, forward rates and spot exchange rates. Therefore, forward currency contracts are classified as Level 2 investments.

Futures contracts are valued using settlement prices for the particular futures contract traded on the applicable exchanges. Futures contracts are classified as Level 1 investments, as quoted prices for identical assets in active markets are available.

The following table summarizes the valuation of the Trust’s investments by the fair value hierarchy levels as of December 31, 2011 and 2010:

	Level 1	Level 2	Level 3	Total
December 31, 2011
U.S. Treasury bills	$—	$74,597,056	$—	$74,597,056
Forward currency contracts	—	1,028,311	—	1,028,311

Futures contracts
Equity contracts	(509,591)	—	—	(509,591)
Interest rate contracts	357,419	—	—	357,419

Total futures contracts	(152,172)	—	—	(152,172)

December 31, 2010
U.S. Treasury bills	$—	$100,261,940	$—	$100,261,940
Forward currency contracts	—	(123,903)	—	(123,903)

Futures contracts
Equity contracts	(328,297)	—	—	(328,297)
Interest rate contracts	(1,714,999)	—	—	(1,714,999)

Total futures contracts	(2,043,296)	—	—	(2,043,296)

Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Subsequent Events

11 - Subsequent Events

In connection with the preparation of the financial statements of the Trust as of and for the period ended June 30, 2012, management has evaluated the impact of all subsequent events on the Trust through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

11 - Subsequent Events

In connection with the preparation of the financial statements of the Trust as of and for the period ended December 31, 2011, management has evaluated the impact of all subsequent events on the Trust through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Summary Of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Basis of Accounting
A.	Basis of Accounting

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with U.S. GAAP. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and these differences could be material.

A.	Basis of Accounting

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and these differences could be material.

Certain amounts in the financial statements for the prior years have been reclassified to conform to the current financial statement presentation.

Investment in Forward and Futures Contracts
B.	Investment in Forward and Futures Contracts

A forward contract is an agreement between two parties, one of whom undertakes to purchase from or sell to the other, on a specified future date, a specified quantity of a specified asset at a specified location in exchange for a specified purchase price. The types of assets involved may vary from foreign currencies to physical commodities and financial assets such as bonds or interest rates. Unlike futures contracts, forward contracts are usually the subject of negotiation between the parties involved. As a result, forward contracts may have a variety of maturities and involve different amounts of the specified asset.

Futures contracts are standardized forward contracts traded on an exchange. As such, futures contracts and the parties to a futures contract are subject to the regulations of the exchange where the contracts trade. Each exchange may impose certain margin requirements, setting forth the minimum amount of funds that must be deposited by a futures trader with the futures commission merchant in order to initiate futures trading or to maintain an open position in futures contracts.

Forward and futures contracts are derivative instruments and are valued at fair value. The Trust’s derivatives are not designated as hedges, and all changes in the fair value are reflected in the Statements of Operations. The current market value of all open futures contracts, whether traded on a United States exchange or a non-United States exchange, is determined by State Street Bank and Trust Company (the “Trust Administrator”). Such current market value is based upon the settlement price for that particular futures contract traded on the applicable exchange on the date with respect to which net asset value is being determined; provided that if a futures contract could not be liquidated on such day, due to the operation of daily limits (if applicable) or other rules, procedures or actions of the exchange upon which that position is traded or otherwise, the settlement price on the most recent day on which the position could have been liquidated is the primary basis for determining the market value of such position for such day.

The current market value of all open forward contracts is based upon the prices determined by the Trust Administrator utilizing data from an internationally recognized valuation service for assets of that nature. The Trustee periodically assesses the appropriateness of the methodologies used by the valuation service provider in determining the price of forward contracts.

The Trustee may in its discretion (and, under extraordinary circumstances, will) value any asset of the Trust pursuant to other principles that it deems fair and equitable. In this context, “extraordinary circumstances” includes, for example, periods during which a valuation price for a forward contract or a settlement price of a futures contract is not available due to events such as systems failure, natural or man-made disaster, act of God, armed conflict, act of terrorism, riot or labor disruption or any similar intervening circumstance or due to a trading or other restriction imposed by a relevant futures exchange.

The investment objective of the Trust is to maximize absolute returns from its investments in certain futures and/or forward contracts selected by the Advisor following strategies that utilize quantitative methodologies to identify potentially profitable discrepancies in the relative values or market prices of one or more commodities, currencies, interest rates or certain eligible stock or bond indices, and seek to control the risks and volatility inherent in these investments by taking long and short positions in historically correlated assets. In pursuing its investment objectives, the Trust is subject to equity price risk, interest rate risk and foreign currency exchange rate risk. The return on assets in the Trust, if any, is not intended to track the performance of any index or other benchmark.

For futures contracts, counterparty credit risk is minimized because futures contracts are exchange-traded and the exchange’s clearing house acts as a central counterparty to all exchange-traded futures contracts (although customers continue to have credit exposure to the clearing member who holds their account). Forward contracts are not exchange-traded, and are therefore subject to counterparty credit risk of The Royal Bank of Scotland plc, the prime broker of the Trust.

Please refer to Note 9 for additional disclosures regarding the Trust’s investments in forward and futures contracts.

B.	Investment in Forward and Futures Contracts

A forward contract is an agreement between two parties, one of whom undertakes to purchase from or sell to the other, on a specified future date, a specified quantity of a specified asset at a specified location in exchange for a specified purchase price. The types of assets involved may vary from foreign currencies to physical commodities and financial assets such as bonds or interest rates. Unlike futures contracts, forward contracts are usually the subject of negotiation between the parties involved. As a result, forward contracts may have a variety of maturities and involve different amounts of the specified asset.

Futures contracts are standardized forward contracts traded on an exchange. As such, futures contracts and the parties to a futures contract are subject to the regulations of the exchange where the contracts trade. Each exchange may impose certain margin requirements, setting forth the minimum amount of funds that must be deposited by a futures trader with the futures commission merchant in order to initiate futures trading or to maintain an open position in futures contracts.

Forward and futures contracts are derivative instruments and are valued at fair value. The Trust’s derivatives are not designated as hedges, and all changes in the fair value are reflected in the Statements of Operations. The current market value of all open futures contracts, whether traded on a United States exchange or a non-United States exchange, is determined by State Street Bank and Trust Company (the “Trust Administrator”). Such current market value is based upon the settlement price for that particular futures contract traded on the applicable exchange on the date with respect to which net asset value is being determined; provided, that if a futures contract could not be liquidated on such day, due to the operation of daily limits (if applicable) or other rules, procedures or actions of the exchange upon which that position is traded or otherwise, the settlement price on the most recent day on which the position could have been liquidated is the primary basis for determining the market value of such position for such day.

The current market value of all open forward contracts is based upon the prices determined by the Trust Administrator utilizing data from an internationally recognized valuation service for assets of that nature. The Trustee periodically assesses the appropriateness of the methodologies used by the valuation service provider in determining the price of forward contracts.

The Trustee may in its discretion (and, under extraordinary circumstances, will) value any asset of the Trust pursuant to other principles that it deems fair and equitable. In this context, “extraordinary circumstances” includes, for example, periods during which a valuation price for a forward contract or a settlement price of a futures contract is not available due to events such as systems failure, natural or man-made disaster, act of God, armed conflict, act of terrorism, riot or labor disruption or any similar intervening circumstance or due to a trading or other restriction imposed by a relevant futures exchange.

The investment objective of the Trust is to maximize absolute returns from its investments in certain futures and/or forward contracts selected by the Advisor following strategies that utilize quantitative methodologies to identify potentially profitable discrepancies in the relative values or market prices of one or more commodities, currencies, interest rates or certain eligible stock or bond indices, and seek to control the risks and volatility inherent in these investments by taking long and short positions in historically correlated assets. In pursuing its investment objectives, the Trust is subject to equity price risk, interest rate risk and foreign currency exchange rate risk. The return on assets in the Trust, if any, is not intended to track the performance of any index or other benchmark.

For futures contracts, counterparty credit risk is minimized because futures contracts are exchange-traded and the exchange’s clearing house acts as a central counterparty to all exchange-traded futures contracts (although customers continue to have credit exposure to the clearing member who holds their account). Forward contracts are not exchange-traded, and are therefore subject to counterparty credit risk of The Royal Bank of Scotland plc, the prime broker of the Trust.

Please refer to Note 9 for additional disclosures regarding the Trust’s investments in forward and futures contracts.

Cash and Cash Equivalents
C.	Cash and Cash Equivalents

The Trust defines cash and cash equivalents to be highly liquid investments with original maturities of three months or less.

As of June 30, 2012 and December 31, 2011, the Trust had cash and cash equivalents held at brokers of $1,395,340 and $1,401,234, respectively, which were restricted and held as collateral against margin obligations for open forward and/or futures contracts.

C.	Cash and Cash Equivalents

The Trust defines cash and cash equivalents to be highly liquid investments with original maturities of three months or less.

As of December 31, 2011 and 2010, the Trust had cash and cash equivalents held at brokers of $1,401,234 and $2,695,461, respectively, which were restricted and held as collateral against margin obligations for open forward and/or futures contracts.

Foreign Currencies
D.	Foreign Currencies

The Trust may hold foreign currencies as collateral for futures contracts traded on exchanges located outside the United States. Foreign currencies are translated into U.S. dollars at the prevailing spot exchange rate. Net realized gain or loss on foreign currencies, if any, arises from the sale of such foreign currencies and is presented on the Statements of Operations. Net change in unrealized gain or loss on foreign currency translation on the Statements of Operations arises from changes in foreign currency values resulting from changes in exchange rates during the period.

The Trust does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Trust as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

As of June 30, 2012 and December 31, 2011, the Trust had foreign currencies held at brokers of $5,198,271 and $7,504,546, respectively, which were restricted and held as collateral against margin obligations for open futures contracts.

D.	Foreign Currencies

The Trust may hold foreign currencies as collateral for futures contracts traded on exchanges located outside the United States. Foreign currencies are translated into U.S. dollars at the prevailing spot exchange rate. Net realized gain or loss on foreign currencies, if any, arises from the sale of such foreign currencies and is presented on the Statements of Operations. Net change in unrealized gain or loss on foreign currency translation on the Statements of Operations arises from changes in foreign currency values resulting from changes in exchange rates during the period.

The Trust does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Trust as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

As of December 31, 2011 and 2010, the Trust had foreign currencies held at brokers of $7,504,546 and $6,926,407, respectively, which were restricted and held as collateral against margin obligations for open futures contracts.

Short-Term Investments
E.	Short-Term Investments

Short-term investments on the Statements of Financial Condition consist principally of short-term fixed income securities with original maturities of one year or less. These investments are valued at fair value.

E.	Short-Term Investments

Short-term investments on the Statements of Financial Condition consist principally of short-term fixed income securities with original maturities of one year or less. These investments are valued at fair value.

Securities Transactions, Income and Expense Recognition
F.	Securities Transactions, Income and Expense Recognition

Securities transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Other income and expenses are recognized on the accrual basis.

F.	Securities Transactions, Income and Expense Recognition

Securities transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Other income and expenses are recognized on the accrual basis.

Income Taxes
G.	Income Taxes

The Trust is not an association taxable as a corporation and is treated as a partnership for federal, state and local income tax purposes.

No provision for federal, state, and local income taxes has been made in the accompanying financial statements because the Trust is not subject to income taxes. Shareholders are individually responsible for their own tax payments on their proportionate share of income, gain, loss, deduction, expense and credit.

G.	Income Taxes

The Trust is not an association taxable as a corporation and is treated as a partnership for federal, state and local income tax purposes.

No provision for federal, state, and local income taxes has been made in the accompanying financial statements because the Trust is not subject to income taxes. Shareholders are individually responsible for their own tax payments on their proportionate share of income, gain, loss, deduction, expense and credit.

Calculation of Net Asset Value
H.	Calculation of Net Asset Value

On each business day on which NYSE Arca, Inc. (“NYSE Arca”) is open for regular trading, as soon as practicable after the close of regular trading of the Shares on NYSE Arca (normally 4:00 p.m., New York time), the Trustee determines the net asset value of the Trust. Net asset value of the Trust means the total assets of the Trust including all cash and cash equivalents or other debt securities less total liabilities of the Trust, each determined on the basis of U.S. GAAP, consistently applied under the accrual method of accounting. In particular, net asset value of the Trust includes any unrealized profit or loss on open forward contracts and futures contracts, and any other credit or debit accruing to the Trust but unpaid or not received by the Trust.

H.	Calculation of Net Asset Value

On each business day on which NYSE Arca, Inc. (“NYSE Arca”) is open for regular trading, as soon as practicable after the close of regular trading of the Shares on NYSE Arca (normally 4:00 p.m., New York time), the Trustee determines the net asset value of the Trust. Net asset value of the Trust means the total assets of the Trust including all cash and cash equivalents or other debt securities less total liabilities of the Trust, each determined on the basis of U.S. GAAP, consistently applied under the accrual method of accounting. In particular, net asset value of the Trust includes any unrealized profit or loss on open forward contracts and futures contracts, and any other credit or debit accruing to the Trust but unpaid or not received by the Trust.

Recent Accounting Standard
I.	Recent Accounting Standard

In December 2011, the Financial Accounting Standards Board (“FASB”) issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Trust’s financial statements and disclosures.

I.	Recent Accounting Standard

In May 2011, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. The adoption of the additional disclosure requirements is not expected to materially impact the Trust’s financial statements and disclosures.

In December 2011, the FASB issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Trust’s financial statements and disclosures.

Financial Highlights (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Financial Highlights

Net asset value per Share, beginning of period	$48.83
Net investment loss	(0.23)
Net realized and unrealized gain	0.02

Net decrease in net assets from operations	(0.21)

Net asset value per Share, end of period	$48.62

Ratio to average net assets:
Net investment loss(a)	(0.96)%
Expenses(a)	1.05%

Total return(b)	(0.43)%

(a)	Percentage is annualized.
(b)	Percentage is not annualized.

	Years Ended December 31,		Period from October 6, 2009 (Commencement of Operations) through December 31, 2009
	2011	2010
Net asset value per Share, beginning of period	$50.43	$49.52	$50.00

Net investment loss	(0.46)	(0.42)	(0.11)
Net realized and unrealized gain (loss)	(1.14)	1.33	(0.37)

Net increase (decrease) in net assets from operations	(1.60)	0.91	(0.48)

Net asset value per Share, end of period	$48.83	$50.43	$49.52

Ratio to average net assets:
Net investment loss	(0.92)%	(0.84)%	(0.92)%
Expenses	1.02%	1.01%	1.01%

Total return	(3.17)%	1.84%	(0.96)%

Investing in Forward and Futures Contracts (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Fair Values of the Open Forward Currency and Futures Contracts, by Risk Exposure Category, on the Statements of Financial Condition

The following table shows the fair values of the open forward currency and futures contracts, by risk exposure category, on the Statements of Financial Condition as of June 30, 2012 and December 31, 2011:

	Asset Derivatives	Fair Value	Liability Derivatives	Fair Value
June 30, 2012
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	$2,911,141	Unrealized depreciation on forward currency contracts	$2,083,547

Equity contracts	Unrealized appreciation on futures contracts	440,227	Unrealized depreciation on futures contracts	848,124

Interest rate contracts	Unrealized appreciation on futures contracts	119,276	Unrealized depreciation on futures contracts	402,815

December 31, 2011

Foreign exchange contracts	Unrealized appreciation on forward currency contracts	$3,723,647	Unrealized depreciation on forward currency contracts	$2,695,336

Equity contracts	Unrealized appreciation on futures contracts	427,647	Unrealized depreciation on futures contracts	937,238

Interest rate contracts	Unrealized appreciation on futures contracts	777,713	Unrealized depreciation on futures contracts	420,294

The following table shows the fair values of the open forward currency and futures contracts, by risk exposure category, on the Statements of Financial Condition as of December 31, 2011 and 2010:

	Asset Derivatives	Fair Value	Liability Derivatives	Fair Value
December 31, 2011
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	$3,723,647	Unrealized depreciation on forward currency contracts	$2,695,336

Equity contracts	Unrealized appreciation on futures contracts	427,647	Unrealized depreciation on futures contracts	937,238

Interest rate contracts	Unrealized appreciation on futures contracts	777,713	Unrealized depreciation on futures contracts	420,294

December 31, 2010
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	$3,620,413	Unrealized depreciation on forward currency contracts	$3,744,316

Equity contracts	Unrealized appreciation on futures contracts	227,254	Unrealized depreciation on futures contracts	555,551

Interest rate contracts	Unrealized appreciation on futures contracts	85,806	Unrealized depreciation on futures contracts	1,800,805

Effect of the Forward Currency and Futures Contracts, by Risk Exposure Category, on the Statements of Operations

The following table shows the effect of the forward currency and futures contracts, by risk exposure category, on the Statements of Operations for the six months ended June 30, 2012 and 2011:

	Statements of Operations Location	Realized Gain (Loss)		Change in Unrealized Appreciation/ Depreciation
Six Months Ended June 30, 2012

Foreign exchange contracts	Net realized gain (loss) on forward currency contracts	$629,770		$—
	Net change in unrealized appreciation/depreciation on forward currency contracts	—		(200,717)

Equity contracts	Net realized gain (loss) on futures contracts	(480,783	)(a)	—
	Net change in unrealized appreciation/depreciation on futures contracts	—		101,694

Interest rate contracts	Net realized gain (loss) on futures contracts	$462,543	(a)	$—
	Net change in unrealized appreciation/depreciation on futures contracts	—		(640,958)
Six Months Ended June 30, 2011

Foreign exchange contracts	Net realized gain (loss) on forward currency contracts	1,301,013		—
	Net change in unrealized appreciation/depreciation on forward currency contracts	—		(770,858)

Equity contracts	Net realized gain (loss) on futures contracts	129,800	(a)	—
	Net change in unrealized appreciation/depreciation on futures contracts	—		952,322

Interest rate contracts	Net realized gain (loss) on futures contracts	(598,615	)(a)	—
	Net change in unrealized appreciation/depreciation on futures contracts	—		2,436,586

(a)	Amounts do not reconcile to the Statements of Operations due to brokerage commissions and fees.

The following table shows the effect of the forward currency and futures contracts, by risk exposure category, on the Statements of Operations for the years ended December 31, 2011, 2010 and for the period from October 6, 2009 (commencement of operations) through December 31, 2009:

	Statements of Operations Location	Realized Gain (Loss)		Change in Unrealized Appreciation/ Depreciation
December 31, 2011
Foreign exchange contracts	Net realized gain (loss) on forward currency contracts	$(3,234,749)		$—
	Net change in unrealized appreciation/depreciation on forward currency contracts	—		1,152,214

Equity contracts	Net realized gain (loss) on futures contracts	(65,098	)(a)	—
	Net change in unrealized appreciation/depreciation on futures contracts	—		(181,294)

Interest rate contracts	Net realized gain (loss) on futures contracts	(2,770,249	)(a)	—
	Net change in unrealized appreciation/depreciation on futures contracts	—		2,072,418
December 31, 2010
Foreign exchange contracts	Net realized gain (loss) on forward currency contracts	$699,926		$—
	Net change in unrealized appreciation/depreciation on forward currency contracts	—		(175,836)

Equity contracts	Net realized gain (loss) on futures contracts	873,834	(a)	—
	Net change in unrealized appreciation/depreciation on futures contracts	—		(345,880	)(a)

Interest rate contracts	Net realized gain (loss) on futures contracts	2,130,286	(a)	—
	Net change in unrealized appreciation/depreciation on futures contracts	—		(1,571,737	)(a)

Period from October 6, 2009 (Commencement of Operations) through December 31, 2009
Foreign exchange contracts	Net realized gain (loss) on forward currency contracts	$435		$—
	Net change in unrealized appreciation/depreciation on forward currency contracts	—		51,933

Equity contracts	Net realized gain (loss) on futures contracts	(34,582	)(a)	—
	Net change in unrealized appreciation/depreciation on futures contracts	—		17,583	(a)

Interest rate contracts	Net realized gain (loss) on futures contracts	(34,493	)(a)	—
	Net change in unrealized appreciation/depreciation on futures contracts	—		(143,262	)(a)

(a)	Amounts do not reconcile to the Statements of Operations due to brokerage commissions and fees.

Investment Valuation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Valuation of Investments by Fair Value Hierarchy Levels

The following table summarizes the valuation of the Trust’s investments by the fair value hierarchy levels as of June 30, 2012 and December 31, 2011:

	Level 1	Level 2	Level 3	Total
June 30, 2012
U.S. Treasury bills	$—	$50,490,178	$—	$50,490,178
Forward currency contracts(a)	—	827,594	—	827,594

Futures contracts(a)
Equity contracts	(407,897)	—	—	(407,897)
Interest rate contracts	(283,539)	—	—	(283,539)

Total futures contracts	(691,436)	—	—	(691,436)

December 31, 2011
U.S. Treasury bills	$—	$74,597,056	$—	$74,597,056
Forward currency contracts(a)	—	1,028,311	—	1,028,311

Futures contracts(a)
Equity contracts	(509,591)	—	—	(509,591)
Interest rate contracts	357,419	—	—	357,419

Total futures contracts	(152,172)	—	—	(152,172)

(a)	Futures contracts and forward currency contracts are valued at unrealized appreciation/depreciation.

The following table summarizes the valuation of the Trust’s investments by the fair value hierarchy levels as of December 31, 2011 and 2010:

	Level 1	Level 2	Level 3	Total
December 31, 2011
U.S. Treasury bills	$—	$74,597,056	$—	$74,597,056
Forward currency contracts	—	1,028,311	—	1,028,311

Futures contracts
Equity contracts	(509,591)	—	—	(509,591)
Interest rate contracts	357,419	—	—	357,419

Total futures contracts	(152,172)	—	—	(152,172)

December 31, 2010
U.S. Treasury bills	$—	$100,261,940	$—	$100,261,940
Forward currency contracts	—	(123,903)	—	(123,903)

Futures contracts
Equity contracts	(328,297)	—	—	(328,297)
Interest rate contracts	(1,714,999)	—	—	(1,714,999)

Total futures contracts	(2,043,296)	—	—	(2,043,296)

Schedule Of Investments (Parenthetical) (Detail)	Dec. 31, 2011 United States Treasury bills - 84.87%		Dec. 31, 2011 United States Treasury bills 0.01%-0.07% due 1/12/12 Minimum	Dec. 31, 2011 United States Treasury bills 0.01%-0.07% due 1/12/12 Maximum	Dec. 31, 2011 United States Treasury bills 0.01% due 2/16/12	Dec. 31, 2011 United States Treasury bills 0.01%-0.03% due 2/23/12 Minimum	Dec. 31, 2011 United States Treasury bills 0.01%-0.03% due 2/23/12 Maximum	Dec. 31, 2011 United States Treasury bills 0.00%-0.04% due 3/08/12 Minimum		Dec. 31, 2011 United States Treasury bills 0.00%-0.04% due 3/08/12 Maximum	Dec. 31, 2011 United States Treasury bills 0.01% due 3/12/12	Dec. 31, 2011 United States Treasury bills 0.01% due 3/15/12	Jun. 30, 2012 United States Treasury Bills - 86.54%		Jun. 30, 2012 United States Treasury bills 0.00% due 08/16/12		Jun. 30, 2012 United States Treasury bills 0.00% due 08/30/12		Jun. 30, 2012 United States Treasury bills 0.00% due 09/06/12		Jun. 30, 2012 United States Treasury bills 0.00% due 09/20/12
Schedule of Investments [Line Items]
United States Treasury bills, stated rate			0.01%	0.07%	0.01%	0.01%	0.03%	0.00%	[1]	0.04%	0.01%	0.01%			0.00%	[1]	0.00%	[1]	0.00%	[1]	0.00%	[1]
United States Treasury bills, due date			Jan 12, 2012	Jan 12, 2012	Feb 16, 2012	Feb 23, 2012	Feb 23, 2012	Mar 8, 2012		Mar 8, 2012	Mar 12, 2012	Mar 15, 2012			Aug 16, 2012		Aug 30, 2012		Sep 6, 2012		Sep 20, 2012
United States Treasury bills, percentage	84.87%	[2]											86.54%	[2]

[1]	Rounds to less than 0.01%.
[2]	Percentage is based on shareholders' capital.

Schedule Of Investments (Detail) (USD $)	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended																		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012 Open Forward Currency Contract 1	Dec. 31, 2011 Open Forward Currency Contract 1	Jun. 30, 2012 Open Forward Currency Contract 2	Dec. 31, 2011 Open Forward Currency Contract 2	Jun. 30, 2012 Open Forward Currency Contract 3	Dec. 31, 2011 Open Forward Currency Contract 3	Jun. 30, 2012 Open Forward Currency Contract 4	Dec. 31, 2011 Open Forward Currency Contract 4	Jun. 30, 2012 Open Forward Currency Contract 5	Dec. 31, 2011 Open Forward Currency Contract 5	Jun. 30, 2012 Open Forward Currency Contract 6	Dec. 31, 2011 Open Forward Currency Contract 6	Jun. 30, 2012 Open Forward Currency Contract 7	Dec. 31, 2011 Open Forward Currency Contract 7	Jun. 30, 2012 Open Forward Currency Contract 8	Dec. 31, 2011 Open Forward Currency Contract 8	Jun. 30, 2012 Open Forward Currency Contract 9	Dec. 31, 2011 Open Forward Currency Contract 9	Jun. 30, 2012 Open Forward Currency Contract 10	Dec. 31, 2011 Open Forward Currency Contract 10	Jun. 30, 2012 Open Forward Currency Contract 11	Dec. 31, 2011 Open Forward Currency Contract 11	Jun. 30, 2012 Open Forward Currency Contract 12	Dec. 31, 2011 Open Forward Currency Contract 12	Jun. 30, 2012 Open Forward Currency Contract 13	Dec. 31, 2011 Open Forward Currency Contract 13	Jun. 30, 2012 Open Forward Currency Contract 14	Dec. 31, 2011 Open Forward Currency Contract 14	Jun. 30, 2012 Open Forward Currency Contract 15	Dec. 31, 2011 Open Forward Currency Contract 15	Jun. 30, 2012 Open Forward Currency Contract 16	Dec. 31, 2011 Open Forward Currency Contract 16	Jun. 30, 2012 Total Forward Currency Contracts in Gain Position	Dec. 31, 2011 Total Forward Currency Contracts in Gain Position	Jun. 30, 2012 Open Forward Currency Contract 17	Dec. 31, 2011 Open Forward Currency Contract 17	Jun. 30, 2012 Open Forward Currency Contract 18	Dec. 31, 2011 Open Forward Currency Contract 18	Jun. 30, 2012 Open Forward Currency Contract 20	Dec. 31, 2011 Open Forward Currency Contract 20	Jun. 30, 2012 Open Forward Currency Contract 20	Dec. 31, 2011 Open Forward Currency Contract 20	Jun. 30, 2012 Open Forward Currency Contract 21	Dec. 31, 2011 Open Forward Currency Contract 21	Jun. 30, 2012 Open Forward Currency Contract 22	Dec. 31, 2011 Open Forward Currency Contract 22	Jun. 30, 2012 Open Forward Currency Contract 23	Dec. 31, 2011 Open Forward Currency Contract 23	Jun. 30, 2012 Open Forward Currency Contract 24	Dec. 31, 2011 Open Forward Currency Contract 24	Jun. 30, 2012 Open Forward Currency Contract 25	Dec. 31, 2011 Open Forward Currency Contract 25	Jun. 30, 2012 Open Forward Currency Contract 26	Dec. 31, 2011 Open Forward Currency Contract 26	Jun. 30, 2012 Open Forward Currency Contract 27	Dec. 31, 2011 Open Forward Currency Contract 27	Jun. 30, 2012 Open Forward Currency Contract 28	Dec. 31, 2011 Open Forward Currency Contract 28	Jun. 30, 2012 Open Forward Currency Contract 29	Dec. 31, 2011 Open Forward Currency Contract 29	Jun. 30, 2012 Open Forward Currency Contract 30	Dec. 31, 2011 Open Forward Currency Contract 30	Jun. 30, 2012 Open Forward Currency Contract 31	Dec. 31, 2011 Open Forward Currency Contract 31	Jun. 30, 2012 Total Forward Currency Contracts in Loss Position	Dec. 31, 2011 Total Forward Currency Contracts in Loss Position	Jun. 30, 2012 Open Forward Currency Contracts	Dec. 31, 2011 Open Forward Currency Contracts	Dec. 31, 2011 Open Forward Currency Contract 32	Dec. 31, 2011 Open Forward Currency Contract 33	Dec. 31, 2011 Open Forward Currency Contract 34	Dec. 31, 2011 Open Forward Currency Contract 35	Dec. 31, 2011 Open Forward Currency Contract 36	Dec. 31, 2011 United States Treasury bills 0.01%-0.07% due 1/12/12	Dec. 31, 2011 United States Treasury bills 0.01% due 2/16/12	Dec. 31, 2011 United States Treasury bills 0.01%-0.03% due 2/23/12	Dec. 31, 2011 United States Treasury bills 0.00%-0.04% due 3/08/12	Dec. 31, 2011 United States Treasury bills 0.01% due 3/12/12	Dec. 31, 2011 United States Treasury bills 0.01% due 3/15/12	Dec. 31, 2011 United States Treasury bills - 84.87%	Jun. 30, 2012 United States Treasury bills 0.00% due 08/16/12	Jun. 30, 2012 United States Treasury bills 0.00% due 08/30/12	Jun. 30, 2012 United States Treasury bills 0.00% due 09/06/12	Jun. 30, 2012 United States Treasury bills 0.00% due 09/20/12	Jun. 30, 2012 United States Treasury Bills - 86.54%	Jun. 30, 2012 Equity contracts	Dec. 31, 2011 Equity contracts	Jun. 30, 2012 Equity contracts AEX Index Contract	Dec. 31, 2011 Equity contracts AEX Index Contract	Jun. 30, 2012 Equity contracts CAC 40 10-Year Euro Contract	Dec. 31, 2011 Equity contracts CAC 40 10-Year Euro Contract	Jun. 30, 2012 Equity contracts OMX 30 Index Contract	Dec. 31, 2011 Equity contracts OMX 30 Index Contract	Jun. 30, 2012 Equity contracts Hang Seng Index Contract	Dec. 31, 2011 Equity contracts Hang Seng Index Contract	Jun. 30, 2012 Equity contracts MSCI Taiwan Index Contract	Dec. 31, 2011 Equity contracts MSCI Taiwan Index Contract	Jun. 30, 2012 Equity contracts TOPIX Index Contract	Dec. 31, 2011 Equity contracts TOPIX Index Contract	Jun. 30, 2012 Equity contracts S&P/TSX 60 Index Contract	Dec. 31, 2011 Equity contracts S&P/TSX 60 Index Contract	Jun. 30, 2012 Equity contracts SPI 200 Index Contract	Dec. 31, 2011 Equity contracts SPI 200 Index Contract	Jun. 30, 2012 Equity contracts DAX Index Contract	Dec. 31, 2011 Equity contracts DAX Index Contract	Jun. 30, 2012 Equity contracts FTSE 100 Index Contract	Dec. 31, 2011 Equity contracts FTSE 100 Index Contract	Jun. 30, 2012 Equity contracts S&P 500 E-mini Index Contract	Dec. 31, 2011 Equity contracts S&P 500 E-mini Index Contract	Jun. 30, 2012 Interest rate contracts	Dec. 31, 2011 Interest rate contracts	Jun. 30, 2012 Interest rate contracts Euro Bund Contract	Dec. 31, 2011 Interest rate contracts Euro Bund Contract	Jun. 30, 2012 Interest rate contracts 10-Year Mini JGB Contract	Dec. 31, 2011 Interest rate contracts 10-Year Mini JGB Contract	Jun. 30, 2012 Interest rate contracts Japan 10-Year Bond Contract	Dec. 31, 2011 Interest rate contracts Japan 10-Year Bond Contract	Jun. 30, 2012 Interest rate contracts Australian 10-Year Bond Contract	Dec. 31, 2011 Interest rate contracts Australian 10-Year Bond Contract	Jun. 30, 2012 Interest rate contracts Canada 10-Year Bond Contract	Dec. 31, 2011 Interest rate contracts Canada 10-Year Bond Contract	Jun. 30, 2012 Interest rate contracts US 10-Year Note Contract	Dec. 31, 2011 Interest rate contracts US 10-Year Note Contract	Jun. 30, 2012 Interest rate contracts Long Gilt Contract	Dec. 31, 2011 Interest rate contracts Long Gilt Contract	Jun. 30, 2012 Open Futures Contracts	Dec. 31, 2011 Open Futures Contracts
Schedule of Investments [Line Items]
United States Treasury bills, Face Amount																																																																										$ 11,300,000	$ 3,000,000	$ 18,500,000	$ 11,600,000	$ 14,200,000	$ 16,000,000		$ 27,300,000	$ 6,500,000	$ 16,000,000	$ 700,000
Number of Contracts																																																																																								(65)	(69)	81	164	(166)	(575)	(35)	(40)	(213)	175	(12)	(34)	(49)	(53)	104	72	11	20	117	44	(20)	21			57	92	(10)	(28)	(4)	(5)	(78)	(130)	(133)	(92)	93	98	82	70
United States Treasury bills, Fair Value																																																																										11,299,766	2,999,870	18,499,315	11,599,443	14,198,827	15,999,835	74,597,056	27,295,743	6,498,657	15,995,991	699,787	50,490,178
Expiration Date																																																																																								Jul 20, 2012	Jan 20, 2012	Jul 20, 2012	Jan 20, 2012	Jul 20, 2012	Jan 20, 2012	Jul 30, 2012	Jan 30, 2012	Jul 30, 2012	Jan 30, 2012	Sep 14, 2012	Mar 9, 2012	Sep 20, 2012	Mar 15, 2012	Sep 20, 2012	Mar 15, 2012	Sep 21, 2012	Mar 16, 2012	Sep 21, 2012	Mar 16, 2012	Sep 21, 2012	Mar 16, 2012			Sep 6, 2012	Mar 8, 2012	Sep 7, 2012	Mar 8, 2012	Sep 10, 2012	Mar 9, 2012	Sep 17, 2012	Mar 15, 2012	Sep 19, 2012	Mar 21, 2012	Sep 19, 2012	Mar 21, 2012	Sep 26, 2012	Mar 28, 2012
Settlement Date	Jul 5, 2012	Jan 5, 2012	Jul 5, 2012	Jan 5, 2012	Jul 5, 2012	Jan 5, 2012	Jul 5, 2012	Jan 5, 2012	Jul 5, 2012	Jan 5, 2012	Jul 5, 2012	Jan 5, 2012	Jul 5, 2012	Jan 5, 2012	Jul 5, 2012	Jan 5, 2012	Jul 5, 2012	Jan 5, 2012	Jul 5, 2012	Jan 5, 2012	Jul 5, 2012	Jan 5, 2012	Jul 5, 2012	Jan 5, 2012	Jul 5, 2012	Jan 5, 2012	Jul 5, 2012	Jan 5, 2012	Jul 5, 2012	Jan 5, 2012	Jul 5, 2012	Apr 4, 2012			Jul 5, 2012	Apr 4, 2012	Jul 5, 2012	Jan 5, 2012	Jul 5, 2012	Jan 5, 2012	Jul 5, 2012	Jan 5, 2012	Jul 5, 2012	Jan 5, 2012	Jul 5, 2012	Jan 5, 2012	Jul 5, 2012	Jan 5, 2012	Jul 5, 2012	Jan 5, 2012	Jul 5, 2012	Jan 5, 2012	Jul 5, 2012	Jan 5, 2012	Jul 5, 2012	Jan 5, 2012	Jul 5, 2012	Jan 5, 2012	Jul 5, 2012	Jan 5, 2012	Jul 5, 2012	Jan 5, 2012	Jul 5, 2012	Apr 4, 2012					Apr 4, 2012	Apr 4, 2012	Apr 4, 2012	Apr 4, 2012	Apr 4, 2012
Notional Amount																																																																																								(5,068,903)	(5,611,708)	3,281,154	6,739,242	(2,474,103)	(8,295,406)	(4,387,831)	(4,752,659)	(5,397,420)	4,436,250	(1,156,536)	(3,217,052)	(6,358,056)	(7,067,361)	10,812,434	7,416,505	2,237,541	3,829,543	10,135,185	3,785,540	(1,356,400)	1,315,230			10,192,121	16,605,519	(1,800,978)	(5,186,223)	(7,203,409)	(9,254,614)	(10,030,839)	(15,845,850)	(18,062,534)	(12,092,590)	12,403,875	12,850,250	15,319,086	12,722,644
Currency to be Delivered	AUD	AUD	CAD	CAD	CHF	CHF	EUR	EUR	GBP	GBP	JPY	JPY	NOK	NOK	SEK	SEK	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	CAD			AUD	USD	CAD	AUD	CHF	CAD	GBP	GBP	JPY	JPY	NOK	NOK	SEK	SEK	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	CHF					EUR	USD	USD	USD	USD
Amount to be Delivered	160,944	1,439,138	13,362,154	2,096,640	15,088,301	16,730,530	17,287,297	21,864,893	606,752	10,983,337	26,337,775	729,545,155	25,860,843	58,107,906	19,797,000	65,656,222	2,146,441	13,003,122	600,856	17,811,000	2,945,261	11,881,579	2,191,486	554,560	1,447,517	15,915,634	8,058,144	5,033,720	824,045	23,350,443	6,174,132	15,108,487			9,807,000	6,834,790	388,000	12,422,881	5,620,000	22,916,759	3,103,000	244,556	670,021,929	409,525,308	3,533,000	60,428,668	7,806,140	119,994,053	10,012,021	6,750,444	6,088,179	6,286,165	417,981	28,786,266	2,514,728	1,436,772	16,055,240	9,735,908	4,378,919	20,059,960	8,618,597	3,551,668	11,529,901	10,535,738					7,702,109	8,957,973	5,659,651	9,561,513	14,754,666
Currency to be Received	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	AUD	AUD	CAD	CAD	CHF	CHF	EUR	EUR	GBP	GBP	JPY	JPY	NOK	SEK	SEK	USD			USD	GBP	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	AUD	CAD	CAD	CHF	CHF	EUR	EUR	GBP	GBP	JPY	JPY	NOK	NOK	SEK	SEK	USD					USD	AUD	JPY	NOK	SEK
Amount to be Received	164,944	1,479,591	13,424,848	2,067,818	16,662,796	18,176,949	22,907,751	29,237,645	951,657	17,296,467	330,100	9,498,847	4,453,301	10,119,159	2,926,602	9,776,734	2,178,000	13,862,019	620,000	18,166,135	2,810,561	11,121,056	1,758,000	427,894	939,000	10,333,893	663,900,000	391,029,463	5,027,000	162,165,275	44,517,000	14,808,032			9,699,097	4,402,019	373,047	12,683,089	5,835,111	21,610,157	4,768,861	376,856	8,174,374	5,276,254	578,564	10,121,978	1,130,839	17,465,576	9,721,277	6,847,264	6,060,165	5,609,474	383,000	21,436,999	1,951,484	894,000	10,051,785	748,041,000	348,513,000	118,536,574	49,276,965	23,485,000	76,759,829	11,287,968					10,006,672	8,825,111	434,673,658	57,248,212	101,553,209
Net Unrealized Appreciation (Depreciation)		$ 4,353	$ 318,202	$ 8,846	$ 720,894	$ 284,981	$ 968,960	$ 853,562	$ 1	$ 227,406	$ 2	$ 16,846	$ 103,195	$ 382,808	$ 58,682	$ 199,783	$ 85,694	$ 1,206,611	$ 7,289	$ 28,765	$ 24,304	$ 11,504	$ 39,539	$ 914	$ 25,251	$ 144,134	$ 262,685	$ 48,545	$ 21,557	$ 303,809	$ 274,886	$ 421	$ 2,911,141	$ 3,723,647	$ (351,661)	$ 359	$ (7,534)	$ (51,407)	$ (102,833)	$ (894,883)	$ (98,018)	$ (3,205)	$ (223,183)	$ (46,404)	$ (15,729)	$ (3,232)	$ (8)	$ (37,367)	$ (49,117)	$ (26,197)	$ (143,895)	$ (287,279)	$ (13,313)	$ (957,657)	$ (38,158)	$ (47,419)	$ (289,586)	$ (13,514)	$ (10,916)	$ (198,398)	$ (329,616)	$ (126,027)	$ (409,980)	$ (484)	$ (2,083,547)	$ (2,695,336)	$ 827,594	$ 1,028,311	$ (370)	$ (658)	$ (322)	$ (161)	$ (352)													$ (407,897)	$ (509,591)	$ (258,188)	$ (263,343)	$ 175,776	$ 197,994	$ (119,647)	$ (280,987)	$ (62,268)	$ 34,507	$ (117,150)	$ (35,000)	$ (78,205)	$ 33,143	$ (85,652)	$ (68,186)	$ (90,614)	$ (289,722)	$ 95,623	$ 77,889	$ 168,828	$ 59,491	$ (36,400)	$ 24,623	$ (283,539)	$ 357,419	$ (198,924)	$ 484,340	$ (3,760)	$ (30,569)	$ (15,039)	$ (51,989)	$ (23,534)	$ (176,665)	$ (161,558)	$ (161,071)	$ 75,563	$ 96,469	$ 43,713	$ 196,904	$ (691,436)	$ (152,172)

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	Jun. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Summary Of Significant Accounting Policies [Line Items]
Restricted cash and cash equivalents held at brokers	$ 1,395,340		$ 1,401,234		$ 2,695,461
Restricted foreign currencies held at brokers	$ 5,198,271	[1]	$ 7,504,546	[1],[2]	$ 6,926,407	[2]

[1]	Cost of foreign currencies at June 30, 2012 and December 31, 2011: $5,142,903 and $7,615,973, respectively.
[2]	Cost of foreign currencies at December 31, 2011 and 2010: $7,615,973 and $6,830,250, respectively.

Offering of Shares - Additional Information (Detail)	Jun. 30, 2012	Dec. 31, 2011
Redeemable capital Shares, prescribed aggregation	100,000	100,000

Trust Expenses - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Trust Expenses [Line Items]
Sponsor's fee, annualized accrual rate based on adjusted daily net asset value	0.95%	0.95%
Legal fees, per year, maximum	$ 100,000	$ 100,000

Summary of Change in Net Asset Value and Financial Highlights (Detail) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2009	Jun. 30, 2012		Dec. 31, 2011	Dec. 31, 2010
Financial Highlights [Line Items]
Net asset value per Share, beginning of period	$ 50	$ 48.83		$ 50.43	$ 49.52
Net investment loss	$ (0.11)	$ (0.23)		$ (0.46)	$ (0.42)
Net realized and unrealized gain (loss)	$ (0.37)	$ 0.02		$ (1.14)	$ 1.33
Net increase (decrease) in net assets from operations	$ (0.48)	$ (0.21)		$ (1.6)	$ 0.91
Net asset value per Share, end of period	$ 49.52	$ 48.62		$ 48.83	$ 50.43
Net investment loss	(0.92%)	(0.96%)	[1]	(0.92%)	(0.84%)
Expenses	1.01%	1.05%	[1]	1.02%	1.01%
Total return	(0.96%)	(0.43%)	[2]	(3.17%)	1.84%

[1]	Percentage is annualized.
[2]	Percentage is not annualized.

Investing in Forward and Futures Contracts - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Forward currency contracts
Derivative Volume [Line Items]
Average month-end notional amount of open forward currency contracts	$ 184,773,414	$ 244,031,041	$ 133,811,286
Futures contracts
Derivative Volume [Line Items]
Average month-end notional amount of open futures contracts	$ 131,856,613	$ 602,423,480	$ 405,818,327

Fair Values of Open Forward Currency and Futures Contracts, by Risk Exposure, on Statements of Financial Condition (Detail) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreign exchange contracts | Unrealized depreciation on forward currency contracts
Derivatives, Fair Value [Line Items]
Liability Derivatives	$ 2,083,547	$ 2,695,336	$ 3,744,316
Foreign exchange contracts | Unrealized appreciation on forward currency contracts
Derivatives, Fair Value [Line Items]
Asset Derivatives	2,911,141	3,723,647	3,620,413
Equity contracts | Unrealized depreciation on futures contracts
Derivatives, Fair Value [Line Items]
Asset Derivatives	440,227	427,647	227,254
Liability Derivatives	848,124	937,238	555,551
Interest rate contracts | Unrealized depreciation on futures contracts
Derivatives, Fair Value [Line Items]
Asset Derivatives	119,276	777,713	85,806
Liability Derivatives	$ 402,815	$ 420,294	$ 1,800,805

Effect of Forward Currency and Futures Contracts, by Risk Exposure, on Statements of Operations (Detail) (USD $)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2009		Jun. 30, 2012		Jun. 30, 2011		Dec. 31, 2011		Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gain (loss) on forward currency contracts	$ (343,346)	$ 1,301,901	$ 435		$ 629,770		$ 1,301,013		$ (3,234,749)		$ 699,926
Net change in unrealized appreciation/depreciation on forward currency contracts	1,104,660	(2,134,784)	51,933		(200,717)		(770,858)		1,152,214		(175,836)
Net realized gain (loss) on futures contracts	(470,249)	3,418,213	(67,036)		16,378		(433,358)		(2,748,162)		3,045,389
Net change in unrealized appreciation/depreciation on futures contracts	(379,793)	(483,228)	(125,582)		(539,264)		3,388,908		1,891,124		(1,917,712)
Net change in unrealized appreciation/depreciation on forward currency contracts	1,104,660	(2,134,784)	51,933		(200,717)		(770,858)		1,152,214		(175,836)
Net change in unrealized appreciation/depreciation on futures contracts	(379,793)	(483,228)	(125,582)		(539,264)		3,388,908		1,891,124		(1,917,712)
Foreign exchange contracts | Net Change in Unrealized Appreciation Depreciation on Forward Currency Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Net change in unrealized appreciation/depreciation on forward currency contracts			51,933		(200,717)		(770,858)		1,152,214		(175,836)
Net change in unrealized appreciation/depreciation on forward currency contracts			51,933		(200,717)		(770,858)		1,152,214		(175,836)
Foreign exchange contracts | Net Realized Gain (Loss) On Forward Currency Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gain (loss) on forward currency contracts			435		629,770		1,301,013		(3,234,749)		699,926
Equity contracts | Net Change In Unrealized Appreciation Depreciation On Futures Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Net change in unrealized appreciation/depreciation on futures contracts			17,583	[1]	101,694		952,322		(181,294)		(345,880)	[1]
Net change in unrealized appreciation/depreciation on futures contracts			17,583	[1]	101,694		952,322		(181,294)		(345,880)	[1]
Equity contracts | Net Realized Gain Loss On Futures Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gain (loss) on futures contracts			(34,582)	[1]	(480,783)	[1]	129,800	[1]	(65,098)	[1]	873,834	[1]
Interest rate contracts | Net Change In Unrealized Appreciation Depreciation On Futures Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Net change in unrealized appreciation/depreciation on futures contracts			(143,262)	[1]	(640,958)		2,436,586		2,072,418		(1,571,737)	[1]
Net change in unrealized appreciation/depreciation on futures contracts			(143,262)	[1]	(640,958)		2,436,586		2,072,418		(1,571,737)	[1]
Interest rate contracts | Net Realized Gain Loss On Futures Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gain (loss) on futures contracts			$ (34,493)	[1]	$ 462,543	[1]	$ (598,615)	[1]	$ (2,770,249)	[1]	$ 2,130,286	[1]

[1]	Amounts do not reconcile to the Statements of Operations due to brokerage commissions and fees.

Summary of Valuation of Trust's Investments by Fair Value Hierarchy (Detail) (USD $)	Jun. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Futures contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments	$ (691,436)	[1]	$ (152,172)	[1]	$ (2,043,296)
U.S. Treasury bills
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments	50,490,178		74,597,056		100,261,940
Forward currency contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments	827,594	[1]	1,028,311	[1]	(123,903)
Equity contracts | Futures contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments	(407,897)	[1]	(509,591)	[1]	(328,297)
Interest rate contracts | Futures contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments	(283,539)	[1]	357,419	[1]	(1,714,999)
Level 1 | Futures contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments	(691,436)	[1]	(152,172)	[1]	(2,043,296)
Level 1 | Equity contracts | Futures contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments	(407,897)	[1]	(509,591)	[1]	(328,297)
Level 1 | Interest rate contracts | Futures contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments	(283,539)	[1]	357,419	[1]	(1,714,999)
Level 2 | U.S. Treasury bills
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments	50,490,178		74,597,056		100,261,940
Level 2 | Forward currency contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments	$ 827,594	[1]	$ 1,028,311	[1]	$ (123,903)

[1]	Futures contracts and forward currency contracts are valued at unrealized appreciation/depreciation.